RBH Legal Settlement (Details) In Millions, unless otherwise specified	0 Months Ended
	Jul. 31, 2008 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 RBH Legal Settlement [Member] CAD	Dec. 31, 2012 RBH Legal Settlement [Member] USD ($)	Dec. 31, 2011 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 Rothmans [Member]	Jul. 31, 2008 Principal Owner [Member]
Related Party Transaction [Line Items]
Legal settlement incurred	$ 540	550
Ownership percentage					60.00%	40.00%
Discounted accrued settlement charges			$ 190	$ 212
Payment termination date	2019	2019